5. DERIVATIVE LIABILITIES (Details - Assumptions)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Annualized volatility	147.10%	144.20%	201.40%
Dividend rate	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	1.01%	1.13%	1.21%
Expected life of derivative liability	1 year	1 year	2 years
Maximum [Member]
Risk-free interest rate	1.79%	2.77%	1.80%
Expected life of derivative liability	8 years	10 years	10 years